Taxation	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Taxation
Taxation
Tax on profit

			$ million
	2019	2018	2017
Current tax
Charge for the year	5,316	6,217	4,208
Adjustment in respect of prior years[a]	(68)	(221)	58
	5,248	5,996	4,266
Deferred tax[b]
Origination and reversal of temporary differences in the current year	(1,190)	907	(503)
Adjustment in respect of prior years	(94)	242	(51)
	(1,284)	1,149	(554)
Tax charge on profit	3,964	7,145	3,712

[a]	The adjustments in respect of prior years reflect the reassessment of the current tax balances for prior years in light of changes in facts and circumstances during the year.

[b]
Origination and reversal of temporary differences in the current year include the impact of tax rate changes on deferred tax balances. 2018 includes a credit of $121 million (2017 $859 million charge) in respect of the reduction in the US federal corporate income tax rate from 35% to 21%, effective from 1 January 2018. The adjustments in respect of prior years reflect the reassessment of deferred tax balances for prior periods in light of all other changes in facts and circumstances during the year.

In 2019, the total tax charge recognized within other comprehensive income was $227 million (2018 $714 million charge and 2017 $1,499 million charge), primarily comprising the deferred tax impact of the remeasurements of the net pension and other post-retirement benefit liability or asset. See Note 32 for further information.
The total tax charge recognized directly in equity was $37 million (2018 $17 million charge and 2017 $263 million charge).
Reconciliation of the effective tax rate
The following table provides a reconciliation of the group weighted average statutory corporate income tax rate to the effective tax rate of the group on profit before taxation.

9. Taxation – continued

			$ million
	2019	2018	2017
Profit before taxation	8,154	16,723	7,180
Tax charge on profit	3,964	7,145	3,712
Effective tax rate	49%	43%	52%

Tax rate computed at the weighted average statutory rate[a]	52	43	44
Increase (decrease) resulting from
Tax reported in equity-accounted entities	(7)	(5)	(7)
Deferred tax not recognized[b]	(2)	1	6
Tax incentives for investment	(3)	(2)	(6)
Foreign exchange	1	3	(4)
Items not deductible for tax purposes	4	1	5
Impact of US tax reform[c]	—	(1)	12
Other[b]	4	3	2
Effective tax rate	49	43	52

[a]	Calculated based on the statutory corporate income tax rate applicable in the countries in which the group operates, weighted by the profits and losses before tax in the respective countries.

[b]	A minor amendment has been made to 2017 and 2018 to align with current period presentation.

[c]	Relates to the deferred tax impact of the reduction in the US federal corporate income tax rate from 35% to 21%, effective from 1 January 2018.
Deferred tax

		$ million
Analysis of movements during the year in the net deferred tax liability	2019	2018
At 31 December	6,106	3,513
Adjustment on adoption of IFRS 9[a]	—	(36)
Adjustment on adoption of IFRS 16[b]	(75)	—
At 1 January	6,031	3,477
Exchange adjustments	72	(68)
Charge (credit) for the year in the income statement	(1,284)	1,149
Charge for the year in other comprehensive income	233	734
Charge for the year in equity	37	17
Acquisitions, disposals and other additions[c]	101	797
At 31 December	5,190	6,106
[a] 2018 reflects the deferred tax impact of adjustments recorded by the group on adoption of IFRS 9. See BP Annual Report and Form 20-F 2018 - Financial statements - Note 1 for further information.
[b] 2019 reflects the deferred tax impact of adjustments recorded by the group on adoption of IFRS 16. See Note 1 for further information.
[c] 2018 relates primarily to the purchase of an additional 16.5% interest in the Clair field. See Note 3 - Other significant transactions for further information.

9. Taxation – continued
The following table provides an analysis of deferred tax in the income statement and the balance sheet by category of temporary difference:

					$ million
		Income statementab			Balance sheetab
	2019	2018	2017	2019	2018
Deferred tax liability
Depreciation	(1,436)	(1,297)	(3,971)	22,627	22,565
Pension plan surpluses	(31)	65	(12)	2,290	1,956
Derivative financial instruments	29	(36)	(27)	29	—
Other taxable temporary differences	159	(57)	(64)	1,496	1,224
	(1,279)	(1,325)	(4,074)	26,442	25,745
Deferred tax asset
Lease liabilities	264	8	(16)	(1,380)	(90)
Pension plan and other post-retirement benefit plan deficits	62	(6)	340	(1,367)	(1,319)
Decommissioning, environmental and other provisions	(472)	1,505	3,503	(7,579)	(7,126)
Derivative financial instruments	63	(31)	(47)	(24)	(95)
Tax credits	(336)	123	1,476	(3,964)	(3,626)
Loss carry forward	12	559	(964)	(5,834)	(5,900)
Other deductible temporary differences	402	316	(772)	(1,104)	(1,483)
	(5)	2,474	3,520	(21,252)	(19,639)
Net deferred tax charge (credit) and net deferred tax liability[c]	(1,284)	1,149	(554)	5,190	6,106
Of which – deferred tax liabilities				9,750	9,812
– deferred tax assets				4,560	3,706
[a] The 2017 and 2018 income statement and 2018 balance sheet are impacted by the reduction in US federal corporate income tax rate from 35% to 21%, effective from 1 January 2018.
[b] The 2019 balance sheet is impacted by the adoption of IFRS 16 and minor amendments have been made to the balance sheet and income statement comparatives to align with current period presentation.

[c]	Included within the net deferred tax liability is a deferred tax asset balance of $5,526 million (2018 $5,562 million) related to the Gulf of Mexico oil spill.
Of the $4,560 million of deferred tax assets recognised on the group balance sheet at 31 December 2019 (2018 $3,706 million), $2,421 million (2018 $2,758 million) relates to entities that have suffered a loss in either the current or preceding period. This amount is supported by forecasts that indicate sufficient future taxable profits will be available to utilize such assets. For 2019, $2,421 million relates to the US (2018 $1,563 million relates to the US and $1,108 million relates to India).
A summary of temporary differences, unused tax credits and unused tax losses for which deferred tax has not been recognized is shown in the table below.

		$ billion
At 31 December	2019	2018
Unused US state tax losses[a]	2.3	6.6
Unused tax losses – other jurisdictions[b]	3.5	4.3
Unused tax credits	25.4	22.5
of which – arising in the UKc	21.5	18.7
– arising in the USd	3.9	3.8
Deductible temporary differences[e]	40.4	37.3
Taxable temporary differences associated with investments in subsidiaries and equity-accounted entities	1.5	1.5

[a]	For 2019 these losses expire in the period 2020-2039 with applicable tax rates ranging from 3% to 12%.

[b]	The majority of the unused tax losses have no fixed expiry date.

[c]
The UK unused tax credits arise predominantly in overseas branches of UK entities based in jurisdictions with higher statutory corporate income tax rates than the UK. No deferred tax asset has been recognized on these tax credits as they are unlikely to have value in the future; UK taxes on these overseas branches are largely mitigated by double tax relief in respect of overseas tax. These tax credits have no fixed expiry date.

[d]	For 2019 the US unused tax credits expire in the period 2020-2029.

[e]	The majority comprises fixed asset temporary differences in the UK. Substantially all of the temporary differences have no expiry date.

			$ million
Impact of previously unrecognized deferred tax or write-down of deferred tax assets on tax charge	2019	2018	2017
Current tax benefit relating to the utilization of previously unrecognized deferred tax assets	272	83	22
Deferred tax benefit arising from the reversal of a previous write-down of deferred tax assets	96	—	—
Deferred tax benefit relating to the recognition of previously unrecognized deferred tax assets	364	112	436
Deferred tax expense arising from the write-down of a previously recognized deferred tax asset	73	169	78